Narrative (Details) - Puget Sound Energy - Colstrip Adjustment Rider - Electric - Subsequent Event - USD ($) $ in Millions	Jan. 01, 2026	Sep. 30, 2025
Regulatory Assets [Line Items]
Public Utilities, Requested Rate Increase (Decrease), Amount	$ 6.9	$ 82.5
Public Utilities, Requested Rate Increase (Decrease), Percentage	0.20%	2.30%